Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 47.5	$ 25.6